Deferred Court Costs, Net	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Court Costs, Net
Deferred Court Costs, Net
The Company pursues legal collections using a network of attorneys that specialize in collection matters and through its internal legal channel. The Company generally pursues collections through legal means only when it believes a consumer has sufficient assets to repay their indebtedness but has, to date, been unwilling to pay. In order to pursue legal collections the Company is required to pay certain upfront costs to the applicable courts that are recoverable from the consumer (“Deferred Court Costs”).
The Company capitalizes Deferred Court Costs in its consolidated financial statements and provides a reserve for those costs that it believes will ultimately be uncollectible. The Company determines the reserve based on an estimated court cost recovery rate established based on its analysis of historical court costs recovery data. The Company estimates deferral periods for Deferred Court Costs based on jurisdiction and nature of litigation and writes off any Deferred Court Costs not recovered within the respective deferral period. Collections received from debtors are first applied against related court costs with the balance applied to the debtors’ account balance.
Deferred Court Costs for the deferral period consist of the following as of the dates presented (in thousands):

	December 31, 2017	December 31, 2016
Court costs advanced	$743,584	$654,356
Court costs recovered	(299,606)	(261,243)
Court costs reserve	(364,015)	(327,926)
Deferred court costs	$79,963	$65,187

A roll forward of the Company’s court cost reserve is as follows (in thousands):

	December 31, 2017	December 31, 2016	December 31, 2015
Balance at beginning of period	$(327,926)	$(318,784)	$(279,572)
Provision for court costs	(82,702)	(67,850)	(82,593)
Net down of reserve after deferral period	50,743	53,527	42,745
Effect of foreign currency translation	(4,130)	5,181	636
Balance at end of period	$(364,015)	$(327,926)	$(318,784)